Capital and Reserves - Treasury stock (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance	$ 59,669
Beginning Balance (in Shares)	39,602,277	39,538,550	39,428,834
Balance	$ 57,999	$ 59,669
Ending Balance (in Shares)	39,677,940	39,602,277	39,538,550
Treasury stock [member]
Balance	$ 59,669	$ 61,076	$ 63,248
Beginning Balance (in Shares)	2,377,561	2,441,288	2,551,004
Repurchase of common stock			$ 2,442
Repurchase of common stock (in Shares)			99,257
Restricted stock issued - directors	$ (1,391)	$ (1,259)	$ (1,259)
Restricted stock issued - directors (in Shares)	(63,000)	(57,000)	(57,000)
Exercised stock options - compensation plans			$ (2,272)
Exercised stock options - compensation plans (in Shares)			(102,918)
Restricted stock units - vested	$ (279)	$ (148)	$ (1,083)
Restricted stock units - vested (in Shares)	(12,664)	(6,727)	(49,055)
Balance	$ 57,999	$ 59,669	$ 61,076
Ending Balance (in Shares)	2,301,897	2,377,561	2,441,288
Class A shares [Member] | Treasury stock [member]
Balance	$ 10,708	$ 10,708	$ 10,708
Beginning Balance (in Shares)	318,140	318,140	318,140
Repurchase of common stock			$ 0
Repurchase of common stock (in Shares)			0
Restricted stock issued - directors	$ 0	$ 0	$ 0
Restricted stock issued - directors (in Shares)	0	0	0
Exercised stock options - compensation plans			$ 0
Exercised stock options - compensation plans (in Shares)			0
Restricted stock units - vested	$ 0	$ 0	$ 0
Restricted stock units - vested (in Shares)	0	0	0
Balance	$ 10,708	$ 10,708	$ 10,708
Ending Balance (in Shares)	318,140	318,140	318,140
Class B shares [Member] | Treasury stock [member]
Balance	$ 18,711	$ 18,711	$ 16,270
Beginning Balance (in Shares)	689,367	689,367	590,174
Repurchase of common stock			$ 2,441
Repurchase of common stock (in Shares)			99,193
Restricted stock issued - directors	$ 0	$ 0	$ 0
Restricted stock issued - directors (in Shares)	0	0	0
Exercised stock options - compensation plans			$ 0
Exercised stock options - compensation plans (in Shares)			0
Restricted stock units - vested	$ 0	$ 0	$ 0
Restricted stock units - vested (in Shares)	0	0	0
Balance	$ 18,711	$ 18,711	$ 18,711
Ending Balance (in Shares)	689,367	689,367	689,367
Class E shares [Member] | Treasury stock [member]
Balance	$ 30,250	$ 31,657	$ 36,270
Beginning Balance (in Shares)	1,370,054	1,433,781	1,642,690
Repurchase of common stock			$ 1
Repurchase of common stock (in Shares)			64
Restricted stock issued - directors	$ (1,391)	$ (1,259)	$ (1,259)
Restricted stock issued - directors (in Shares)	(63,000)	(57,000)	(57,000)
Exercised stock options - compensation plans			$ (2,272)
Exercised stock options - compensation plans (in Shares)			(102,918)
Restricted stock units - vested	$ (279)	$ (148)	$ (1,083)
Restricted stock units - vested (in Shares)	(12,664)	(6,727)	(49,055)
Balance	$ 28,580	$ 30,250	$ 31,657
Ending Balance (in Shares)	1,294,390	1,370,054	1,433,781